Financial Instruments - Summary of Partnership's Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 20,100	$ 22,458